Ohio · Kentucky · Indiana · Tennessee · West Virginia
Kevin L. Cooney
kcooney@fbtlaw.com
(513) 651-6712
February 12, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Annuity Investors Separate Account A (File No. 811-07299) The Commodore Nauticus® Variable Annuity Contract (File No. 033-59861) Post-Effective Amendment No. 18
Ladies and Gentlemen:
     Enclosed for filing is Post-Effective Amendment No. 18 (the “Amendment”) to the Registration Statement of The Commodore Nauticus® Variable Annuity Contract (the “Contract”) of Annuity Investors Separate Account A (the “Registrant”) of Annuity Investors Life Insurance Company (the “Company”).
     The Registrant is filing the Amendment pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”). The Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the 1933 Act before May 1, 2010. The second post-effective amendment will update the identified text and financial information and make other non-material changes as permitted by Rule 485(b).
     In the following paragraphs, we have summarized the revisions to the prospectus (the “Prospectus”) in the Amendment.
     1. General. Overall, the Registrant is simplifying the entire prospectus in an effort to eliminate extraneous or duplicative information. The Registrant is seeking to more clearly disclose the information required to be included in the prospectus by Form N-4, which will allow investors to focus on this pertinent information.
     2. Description of Underlying Portfolios. The Registrant has simplified and limited the discussion of the underlying portfolios to the information required by Form N-4.
     3. Plain English Revisions. The Registrant continues to make revisions to incorporate additional elements of Plain English into the Prospectus.

Securities and Exchange Commission
February 12, 2010

***************
     The Registrant is making substantially similar changes in the following post-effective amendment that will be filed concurrently (the “Concurrent Amendment”).
•	Post Effective Amendment No. 17 of The Commodore Americus® Variable Annuity Contract (File No. 033-065409) of Annuity Investors Separate Account A (File No.811-07299).
In light of the similar nature of the changes in each of the Amendment and the Concurrent Amendment, the Registrant hereby requests selective review of the Concurrent Amendment.
     If you have any questions or comments related to the Amendment or the request for selective review, please contact Kevin L. Cooney at 513.651.6712.

Very truly yours Frost Brown Todd LLC
By:	/s/ Kevin L. Cooney
Kevin L. Cooney

KLC:jss

cc:	Karen M. McLaughlin, Esq.